Park National Corporation
50 North Third Street
Post Office Box 3500
Newark, Ohio 43058-3500
(740) 349-8451
www.parknationalcorp.com
October 29, 2008
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Park National Corporation — Preliminary Proxy Materials related to Special Meeting of Shareholders to be held on December 5, 2008
Ladies and Gentlemen:
     In accordance with Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), we are transmitting herewith for filing preliminary copies of the Letter to Shareholders, Notice of Special Meeting of Shareholders, Proxy Statement, form of revocable proxy and form of revocable voting instructions (for participants in the Park National Corporation Employees Stock Ownership Plan) (collectively, the “Proxy Materials”) to be furnished to the shareholders of Park National Corporation (the “Company”) in connection with the solicitation of proxies by the Board of Directors of the Company to vote at the Special Meeting of Shareholders (the “Special Meeting”) to be held on December 5, 2008.
     The purposes of the Special Meeting are to (a) consider and vote upon a proposal to adopt an amendment to Article FOURTH of the Company’s Articles of Incorporation to authorize the Company to issue up to 200,000 preferred shares; and (b) consider and vote upon a proposal to approve the adjournment of the Special Meeting, if necessary, to solicit additional proxies, in the event there are not sufficient votes at the time of the Special Meeting to adopt the proposed amendment to Article FOURTH of the Company’s Articles of Incorporation.
     The proposed amendment to the Company’s Articles of Incorporation will allow the Company to take advantage of low-cost capital-raising opportunities provided through the

Securities and Exchange Commission
October 29, 2008

recently announced TARP Capital Purchase Program instituted under the Emergency Economic Stabilization Act of 2008.
     Please be advised that the Company qualifies as a “large accelerated filer” pursuant to Rule 12b-2 under the Exchange Act. As permitted by Rule 14a-16(n) under the Exchange Act, the Company has selected the full set delivery option. The information required in a “Notice of Internet Availability of Proxy Materials” for purposes of Rule 14a-16(n) is incorporated into the Notice of Special Meeting of Shareholders and form of revocable proxy.
     Because the record date for the Special Meeting is November 6, 2008, the number of common shares of the Company outstanding as of the record date, as well as the beneficial ownership numbers and percentages set forth in the “Beneficial Ownership of Park Common Shares” table, cannot be finally determined as of the date hereof. These numbers and percentages will be provided and/or updated, as applicable, in the definitive Proxy Materials.
     Your prompt attention to providing any comments which you may have with respect to the preliminary Proxy Materials would be greatly appreciated. The Company intends to release the definitive Proxy Materials to shareholders on or about November 8, 2008.
     If you have any questions or comments with respect to the enclosed preliminary Proxy Materials, please call the undersigned at (740) 349-3792.

Very truly yours,
/s/ John W. Kozak

John W. Kozak Chief Financial Officer